NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.1%
	Real Estate - 91.1%
19,978	Agree Realty Corporation	$1,439,015
26,086	Alexandria Real Estate Equities, Inc.	1,276,649
53,734	American Homes 4 Rent, Class A	1,724,861
23,640	AvalonBay Communities, Inc.	4,286,168
25,351	BXP, Inc.	1,710,685
17,731	Camden Property Trust	1,951,828
40,432	CareTrust REIT, Inc.	1,462,021
20,515	COPT Defense Properties	570,317
29,251	Cousins Properties, Inc.	754,091
39,139	CubeSmart	1,410,961
48,669	Digital Realty Trust, Inc.	7,529,581
9,132	EastGroup Properties, Inc.	1,626,774
13,997	EPR Properties	698,450
14,133	Equinix, Inc.	10,828,140
32,674	Equity LifeStyle Properties, Inc.	1,980,371
58,051	Equity Residential	3,659,535
35,979	Essential Properties Realty Trust, Inc.	1,067,137
10,765	Essex Property Trust, Inc.	2,816,985
34,920	Extra Space Storage, Inc.	4,547,282
44,938	Gaming and Leisure Properties, Inc.	2,008,279
120,729	Healthpeak Properties, Inc.	1,941,322
19,999	Highwoods Properties, Inc.	516,374
104,372	Host Hotels & Resorts, Inc.	1,850,516
93,653	Invitation Homes, Inc.	2,602,617
53,421	Iron Mountain, Inc.	4,431,272
19,894	Kilroy Realty Corporation	743,439
114,803	Kimco Realty Corporation	2,327,057
36,876	Kite Realty Group Trust	883,918
15,045	Lamar Advertising Company, Class A	1,904,396
10,631	LXP Industrial Trust	527,085
44,635	Macerich Company (The)	823,962
19,554	Mid-America Apartment Communities, Inc.	2,716,246
17	NexPoint Residential Trust, Inc.	512
32,406	NNN REIT, Inc.	1,284,250

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	Real Estate - 91.1% (Continued)
52,204	Omega Healthcare Investors, Inc.	$2,314,725
21,758	Phillips Edison & Company, Inc.	773,932
131,411	Prologis, Inc.	16,775,928
26,735	Public Storage	6,937,733
125,540	Realty Income Corporation	7,076,690
28,646	Regency Centers Corporation	1,977,433
39,016	Rexford Industrial Realty, Inc.	1,510,700
10,515	Ryman Hospitality Properties, Inc.	994,929
45,530	Sabra Health Care REIT, Inc.	862,338
43,056	Simon Property Group, Inc.	7,970,096
12,261	SL Green Realty Corporation	562,412
33,400	STAG Industrial, Inc.	1,227,784
19,951	Sun Communities, Inc.	2,472,128
20,035	Tanger, Inc.	668,568
18,417	Terreno Realty Corporation	1,081,262
50,545	UDR, Inc.	1,853,991
82,768	Ventas, Inc.	6,404,588
180,154	VICI Properties, Inc.	5,065,930
28,788	Vornado Realty Trust	958,065
95,190	Welltower, Inc.	17,668,217
37,816	WP Carey, Inc.	2,433,838
	TOTAL COMMON STOCKS (Cost $154,903,200)	163,493,383

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.0%
	U.S. TREASURY BILLS — 5.0%
9,000,000	United States Treasury Bill (a)	—	02/26/26	8,950,631
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,948,130)

	TOTAL INVESTMENTS - 96.1% (Cost $163,851,330)			$172,444,014
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%			7,522,485
	NET ASSETS - 100.0%			$179,966,499

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — (15.9)%
	REAL ESTATE - (15.9)%
(2,505)	Alexander’s, Inc.	$(545,940)
(26,523)	American Healthcare REIT, Inc.	(1,248,172)
(43,486)	Americold Realty Trust, Inc.	(559,230)
(72,819)	Brixmor Property Group, Inc.	(1,909,314)
(79,964)	Broadstone Net Lease, Inc.	(1,388,975)
(9,810)	Crown Castle, Inc.	(871,815)
(370)	CTO Realty Growth, Inc.	(6,812)
(68,317)	Curbline Properties Corporation	(1,585,638)
(110,167)	DiamondRock Hospitality Company	(987,096)
(8,469)	Easterly Government Properties, Inc.	(179,458)
(18,725)	eXp World Holdings, Inc.	(169,461)
(18,659)	Federal Realty Investment Trust	(1,880,827)
(32,230)	First Industrial Realty Trust, Inc.	(1,845,812)
(35,422)	Forestar Group, Inc.	(872,444)
(82,254)	Global Net Lease, Inc.	(707,384)
(102,126)	Healthcare Realty Trust, Inc.	(1,731,036)
(109,546)	Independence Realty Trust, Inc.	(1,914,864)

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — (15.9)% (Continued)
	REAL ESTATE - (15.9)% (Continued)
(5,477)	LTC Properties, Inc.	$(188,299)
(12,104)	Marcus & Millichap, Inc.	(330,318)
(46,473)	Millrose Properties, Inc.	(1,388,149)
(35,342)	National Storage Affiliates Trust	(996,998)
(27,303)	Pebblebrook Hotel Trust	(309,070)
(4,429)	SBA Communications Corporation, Class A	(856,701)
(8,038)	Sila Realty Trust, Inc.	(187,366)
(32,719)	Smartstop Self Storage REIT, Inc.	(1,012,326)
(145,938)	Veris Residential, Inc.	(2,171,557)
(15,936)	Weyerhaeuser Company	(377,524)
(72,467)	Xenia Hotels & Resorts, Inc.	(1,024,683)
(13,352)	Zillow Group, Inc., Class C	(910,873)
		(28,158,142)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $28,161,824)	$(28,158,142)

(a)	Zero coupon bond.

REIT	- Real Estate Investment Trust

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
1,181,027	16,271	Agree Realty Corp	FEDEF-1D +45 bps	Pay	11/25/2026	(6,508)	—	(6,508)
1,234,619	13,726	Alexandria Real Estate	FEDEF-1D +45 bps	Pay	11/25/2026	(560,989)	—	(560,989)
$425,440	20,557	American Assets Trust	FEDEF-1D +45 bps	Pay	11/25/2026	$(31,313)	$—	$(31,313)
1,492,922	7,192	American Tower Corp	FEDEF-1D +45 bps	Pay	11/25/2026	(233,057)	—	(233,057)
937,345	4,588	Avalonbay Communities	FEDEF-1D +45 bps	Pay	11/25/2026	(607,226)	—	(607,226)
185,144	4,829	Cbl & Associates Pro	FEDEF-1D +45 bps	Pay	11/25/2026	(6,745)	—	(6,745)
742,747	4,632	Cbre Group Inc - A	FEDEF-1D +45 bps	Pay	11/25/2026	935	—	935
(1,365,415)	(19,990)	Costar Group	FEDEF-1D -35 bps	Receive	11/25/2026	35,842	—	35,842
878,085	52,774	Cushman & Wakefield	FEDEF-1D +45 bps	Pay	11/25/2026	594,054	—	594,054
325,799	2,213	Digital Realty Trust	FEDEF-1D +45 bps	Pay	11/25/2026	16,093	—	16,093
376,987	21,613	Elme Communities	FEDEF-1D +45 bps	Pay	11/25/2026	(1,477)	—	(1,477)
(185,877)	(27,528)	Empire State Realty	FEDEF-1D -35 bps	Receive	11/25/2026	6,616	—	6,616
948,340	14,192	Equity Residential	FEDEF-1D +45 bps	Pay	11/25/2026	(251,192)	—	(251,192)
677,644	2,593	Essex Property Trust	FEDEF-1D +45 bps	Pay	11/25/2026	(109)	—	(109)
861,259	6,368	Extra Space Storage	FEDEF-1D +45 bps	Pay	11/25/2026	(32,985)	—	(32,985)
(188,167)	(6,596)	Getty Realty Corp	FEDEF-1D -35 bps	Receive	11/25/2026	4,659	—	4,659
826,224	48,699	Healthpeak Properties	FEDEF-1D +45 bps	Pay	11/25/2026	(38,329)	—	(38,329)
604,221	35,082	Host Hotels & Resorts	FEDEF-1D +45 bps	Pay	11/25/2026	29,709	—	29,709
727,166	10,632	Howard Hughes Holdings	FEDEF-1D +45 bps	Pay	11/25/2026	254,827	—	254,827
275,013	48,481	Industrial Logistics	FEDEF-1D +45 bps	Pay	11/25/2026	(6,835)	—	(6,835)
700,860	12,196	Innovative Industrials	FEDEF-1D +45 bps	Pay	11/25/2026	(57,120)	—	(57,120)
(1,862,157)	(66,015)	Inventrust Pptys Corp	FEDEF-1D -35 bps	Receive	11/25/2026	(11,150)	—	(11,150)
(1,386,001)	(58,400)	Jbg Smith Properties	FEDEF-1D -35 bps	Receive	11/25/2026	419,166	—	419,166
765,087	2,904	Jones Lang Lasalle Inc	FEDEF-1D +45 bps	Pay	11/25/2026	198,450	—	198,450
930,860	23,481	Kilroy Realty Corp	FEDEF-1D +45 bps	Pay	11/25/2026	(40,424)	—	(40,424)
1,701,419	83,479	Kimco Realty Corp	FEDEF-1D +45 bps	Pay	11/25/2026	(6,936)	—	(6,936)
313,087	2,420	Lamar Advertising Co	FEDEF-1D +45 bps	Pay	11/25/2026	(2,870)	—	(2,870)
811,288	20,115	Lineage Inc	FEDEF-1D +45 bps	Pay	11/25/2026	(105,693)	—	(105,693)
757,246	5,542	Mid-America Apartments	FEDEF-1D +45 bps	Pay	11/25/2026	11,409	—	11,409
(1,149,076)	(14,659)	Natl Health Investors	FEDEF-1D -35 bps	Receive	11/25/2026	17,076	—	17,076
1,450,028	35,834	Nnn Reit Inc	FEDEF-1D +45 bps	Pay	11/25/2026	(20,927)	—	(20,927)
737,760	19,694	Omega Healthcare Inv	FEDEF-1D +45 bps	Pay	11/25/2026	232,374	—	232,374
444,347	27,438	Ont Media Inc	FEDEF-1D +45 bps	Pay	11/25/2026	865,422	—	865,422
163,233	25,889	Opendoor Technologies	FEDEF-1D +45 bps	Pay	11/25/2026	(12,555)	—	(12,555)
1,111,252	102,329	Park Hotels & Resorts	FEDEF-1D +45 bps	Pay	11/25/2026	(16,950)	—	(16,950)
(197,544)	(30,656)	Piedmont Office Realty Trust	FEDEF-1D -35 bps	Receive	11/25/2026	(67,218)	—	(67,218)
181,135	1,675	Prologis Inc	FEDEF-1D +45 bps	Pay	11/25/2026	62,533	—	62,533
778,479	2,970	Public Storage	FEDEF-1D +45 bps	Pay	11/25/2026	(8,914)	—	(8,914)
1,122,039	19,194	Realty Income Corp	FEDEF-1D +45 bps	Pay	11/25/2026	(40,114)	—	(40,114)
1,565,006	23,091	Regency Centers Corp	FEDEF-1D +45 bps	Pay	11/25/2026	26,518	—	26,518
818,738	19,775	Rexford Industrial Realty	FEDEF-1D +45 bps	Pay	11/25/2026	(47,708)	—	(47,708)
964,352	9,602	Ryman Hospitality Properties	FEDEF-1D +45 bps	Pay	11/25/2026	(62,442)	—	(62,442)
969,111	54,845	Sabra Health Care Reit	FEDEF-1D +45 bps	Pay	11/25/2026	85,942	—	85,942
294,111	18,060	Safehold Inc	FEDEF-1D +45 bps	Pay	11/25/2026	(76,484)	—	(76,484)
771,573	5,147	Simon Property Group	FEDEF-1D +45 bps	Pay	11/25/2026	231,565	—	231,565
360,321	5,866	St Joe Co/The	FEDEF-1D +45 bps	Pay	11/25/2026	(12,589)	—	(12,589)
349,810	2,839	Sun Communities Inc	FEDEF-1D +45 bps	Pay	11/25/2026	4,376	—	4,376
1,292,827	37,484	Tanger Inc	FEDEF-1D +45 bps	Pay	11/25/2026	(43,895)	—	(43,895)
(1,399,428)	(76,053)	Urban Edge Prop	FEDEF-1D -35 bps	Receive	11/25/2026	(62,852)	—	(62,852)
771,681	9,667	Ventas Inc	FEDEF-1D +45 bps	Pay	11/25/2026	(20,215)	—	(20,215)
552,104	17,319	Vici Properties Inc	FEDEF-1D +45 bps	Pay	11/25/2026	(142,202)	—	(142,202)
1,169,056	29,983	Vornado Realty	FEDEF-1D +45 bps	Pay	11/25/2026	(370,730)	—	(370,730)
1,118,065	19,326	Wp Carey Inc	FEDEF-1D +45 bps	Pay	11/25/2026	201,658	—	201,658
						$292,471	$—	$292,471

#	The counterparty for all swap contracts is Morgan Stanley.

^	Pays at maturity date.

REIT - Real Estate Investment Trust

FEDEF-1D - 1 Day Federal Funds Ratre. The FEDEF-1D was 3.64% on December 31, 2025.